Short-term and Long-term borrowings (Details) - Term and revolving facility agreement ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Short and Long-term borrowings
Line of credit, maximum capacity	¥ 1,200,000
Debt instrument term	8 years
Carrying amount of collateral		¥ 95,650	$ 13,870
Loan Prime Rate
Short and Long-term borrowings
Spread on variable rate	0.295%